Note 22 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 3,249,072	$ 2,772,415
Total long-lived assets	1,523,265	1,362,254
UNITED STATES
Revenues	2,864,364	2,441,025
Total long-lived assets	1,207,605	1,072,466
CANADA
Revenues	384,708	331,390
Total long-lived assets	$ 315,660	$ 289,788